SCHEDULE OF TRANSACTION PRICE ALLOCATED TO THE REMAINING PERFORMANCE OBLIGATIONS (Details) ¥ in Thousands	Jun. 30, 2026 JPY (¥)
IfrsStatementLineItems [Line Items]
Total	¥ 126,773
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	114,306
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	11,634
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	¥ 833